Reinsurance and Indemnification - Florida Excess Catastrophe Reinsurance Agreement (Details) $ in Millions	7 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($) hurricane	Dec. 31, 2018 USD ($) contract limit
Ceded Credit Risk [Line Items]
Retention amount for catastrophe reinsurance agreement contracts		$ 500
Number of hurricanes | hurricane	2
Florida Excess Catastrophe Reinsurance Agreement
Ceded Credit Risk [Line Items]
Contracts number | contract		5
Number of contracts, traditional market | contract		2
Catastrophe reinsurance aggregate loss limit, remaining	$ 67	$ 67
Catastrophe reinsurance aggregate, loss limit per contract year, percent		90.00%
Catastrophe reinsurance loss amount		$ 180
Florida Excess Catastrophe Reinsurance Agreement, Provisional
Ceded Credit Risk [Line Items]
Retention percentage of reinsurance limit		100.00%
Number of limits available per contract year | limit		3
Limit of aggregate losses under aggregate excess agreement		$ 36
Retention amount for catastrophe reinsurance agreement contracts		$ 20
Catastrophe reinsurance agreement contracts, number of limits remaining per a contract year | limit		2
Florida Excess Catastrophe Reinsurance Agreement, Two Largest Hurricanes
Ceded Credit Risk [Line Items]
Limit of aggregate losses under aggregate excess agreement	56
Retention amount for catastrophe reinsurance agreement contracts	19
Florida Excess Catastrophe Reinsurance Agreement, Personal Property Lines
Ceded Credit Risk [Line Items]
Retention percentage of reinsurance limit		100.00%
Limit of aggregate losses under aggregate excess agreement		$ 249
Retention amount for catastrophe reinsurance agreement contracts		20
Catastrophe reinsurance aggregate loss limit, exhausted	42	42
Hurricane | Florida Excess Catastrophe Reinsurance Agreement
Ceded Credit Risk [Line Items]
Catastrophe reinsurance aggregate loss limit, exhausted	113	113
Hurricane | Florida Excess Catastrophe Reinsurance Agreement, Provisional
Ceded Credit Risk [Line Items]
Catastrophe reinsurance aggregate loss limit, exhausted	$ 36	$ 36